Quarterly Financial Data (Unaudited) (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 8,899	$ 7,705	$ 7,415	$ 6,083	$ 7,744	$ 8,473	$ 9,423	$ 8,564	$ 30,102	$ 34,204	$ 52,639
Operating income (loss)	(236)	646	805	695	210	573	878	589	1,910	2,250	2,372
Net income (loss)	(760)	41	424	336	(138)	238	772	221	41	1,093	1,124
Limited Partners’ interest in net income	$ 226	$ 207	$ 239	$ 311	$ 312	$ 291	$ 298	$ 282	$ 983	$ 1,183	$ 629
Basic net income per limited partner unit	$ 0.22	$ 0.20	$ 0.23	$ 0.30	$ 0.30	$ 0.28	$ 0.28	$ 0.26	$ 0.94	$ 1.11	$ 0.58
Diluted net income per limited partner unit	$ 0.21	$ 0.19	$ 0.23	$ 0.30	$ 0.30	$ 0.28	$ 0.28	$ 0.26	$ 0.92	$ 1.11	$ 0.58